Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans
Schedule of employee benefits charged to operating expenses

(in thousands)	2018	2017	2016
Payroll taxes	$1,156	$1,167	$1,122
Medical plans	2,109	2,026	1,881
401k match and profit sharing	956	873	825
Periodic pension cost	1,707	1,344	1,179
Other	67	82	172
Total employee benefits	$5,995	$5,492	$5,179

Schedule of obligations and funded status

(in thousands)	2018	2017
Change in projected benefit obligation:
Balance, January 1	$27,871	$23,234
Service cost	1,707	1,343
Interest cost	1,037	1,009
Actuarial (gain) loss	(3,122)	2,843
Benefits paid	(601)	(558)
Balance, December 31,	$26,892	$27,871
Change in plan assets:
Fair value, January 1	$19,924	$16,502
Actual return on plan assets	(1,329)	2,890
Employer contribution	1,800	1,183
Expenses paid	(122)	(93)
Benefits paid	(601)	(558)
Fair value, December 31,	$19,672	$19,924
Funded status at end of year	$(7,220)	$(7,947)
Accumulated benefit obligation	$21,244	$21,940

Schedule of components of net pension cost

(in thousands)	2018	2017	2016
Service cost - benefits earned during the year	$1,707	$1,343	$1,179
Interest costs on projected benefit obligations (a)	1,037	1,009	956
Expected return on plan assets (a)	(1,327)	(1,127)	(1,057)
Expected administrative expenses (a)	93	88	70
Amortization of prior service cost (a)	79	79	79
Amortization of unrecognized net loss (a)	140	11	—
Net periodic pension cost	$1,729	$1,403	$1,227
(a)	The components of net periodic pension cost other than the service cost component are included in other non-interest expense.

Schedule of amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive loss, including amounts recognized in other comprehensive income

(in thousands)	2018	2017
Prior service costs	$(128)	$(207)
Net accumulated actuarial net loss	(3,219)	(3,796)
Accumulated other comprehensive loss	(3,347)	(4,003)
Net periodic benefit cost in excess of cumulative employer contributions	(3,873)	(3,944)
Net amount recognized at December 31, balance sheet	$(7,220)	$(7,947)
Net gain (loss) arising during period	$436	$(1,085)
Prior service cost amortization	79	79
Amortization of net actuarial loss	140	11
Total recognized in other comprehensive loss	$655	$(995)
Total recognized in net periodic pension cost and other comprehensive income	$1,073	$2,398

Schedule of assumptions utilized to determine benefit obligations and to determine pension expense

	2018	2017	2016
Determination of benefit obligation at year end:
Discount rate	4.40%	3.75%	4.40%
Annual rate of compensation increase	4.00%	4.00%	4.00%
Determination of pension expense for year ended:
Discount rate for the service cost	3.75%	4.40%	4.70%
Annual rate of compensation increase	4.00%	4.00%	3.78%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.00%

Schedule of fair value of the Company's pension plan assets, by asset category

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2018
Cash equivalents	$707	$707	$—	$—
U.S gov't agency obligations	1,777	—	1,777	—
Corporate bonds	295	—	295	—
Mutual funds	16,893	16,893	—	—
Total	$19,672	$17,600	$2,072	$—
December 31, 2017
Cash equivalents	$1,307	$1,307	$—	$—
U.S gov't agency obligations	1,781	—	1,781	—
Mutual funds	16,836	16,836	—	—
Total	$19,924	$18,143	$1,781	$—

Schedule of future benefit payments expected to be paid

Pension
Year	benefits
(in thousands)
2019	$680
2020	801
2021	874
2022	1,026
2023	1,052
2024 to 2028	6,370